RULE 497 FILING

On behalf of the Goldman Sachs Multi-Manager Global Equity Fund and the Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Funds”), each a series of Goldman Sachs Trust II, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on June 29, 2015 (Accession No. 0001193125-15-238136), which is incorporated by reference into this Rule 497 Filing.